AMERITOR SECURITY TRUST FUND
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2001
                                   (Unaudited)

                                                                                 Value
                                                                     Par        (Note 1)
                                                                  ----------   ----------
     INVESTMENT COMPANY                                   100.00%
     Evergreen Money Market Treasury Institutional -
       Money Market Fund Institutional Shares (Cost $214,524)     $  214,524      214,524
                                                                  ----------   ----------

       Total Portfolio of Investments (Cost $214,524)                          $  214,524
                                                                               ==========

    The accompanying notes are an integral part of the financial statements.

                            AMERITOR SECURITY TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                        For the six
                                                                        months ended     For the year
                                                                        December 31,    ended June 30,
                                                                            2001             2001
                                                                        ------------     ------------
                                                                        (Unaudited)
Increase (decrease) in net assets from operations:
     Net investment loss                                                $    (99,703)    $   (242,519)
     Net realized loss from investment transactions                       (2,419,698)        (138,460)
     Change in unrealized appreciation/depreciation
       of investments                                                      2,003,040       (2,898,317)
                                                                        ------------     ------------
     Net decrease in net assets resulting
       from operations                                                      (516,361)      (3,279,296)

Capital gain distributions to shareholders ($.00 and $.08 per share)              --         (291,228)

Decrease in net assets from trust share transactions (Note 3)               (126,859)        (188,441)
                                                                        ------------     ------------
     Decrease in net assets                                                 (643,220)      (3,758,965)

Net assets at beginning of period                                          2,426,259        6,185,224
                                                                        ------------     ------------

Net assets at end of period                                             $  1,783,039     $  2,426,259
                                                                        ============     ============

    The accompanying notes are an integral part of the financial statements.

                             AMERITOR SECURITY TRUST
                              FINANCIAL HIGHLIGHTS

                                     For the six
                                     months ended                  For the years ended
                                     December 31,                        June 30
                                        -------------------------------------------------------------
                                         2001       2001       2000       1999       1998       1997
                                        ------     ------     ------     ------     ------     ------
                                     (Unaudited)
Per Share  Operating Performance:
    Net asset value, beginning of
        period                          $ 0.70     $ 1.71     $ 1.35     $ 0.93     $ 0.76     $ 0.70
                                        ------     ------     ------     ------     ------     ------
    Net investment loss                  (0.03)     (0.07)     (0.19)     (0.22)     (0.09)     (0.11)

Capital gain distributions                0.00      (0.08)      0.00       0.00       0.00       0.00

    Net Realized and unrealized gain
    (loss) on investments                (0.12)     (0.86)      0.55       0.64       0.26       0.17
                                        ------     ------     ------     ------     ------     ------
    Total from Investment operations     (0.15)     (1.01)      0.36       0.42       0.17       0.06

                                        ------     ------     ------     ------     ------     ------
Net asset value, end of period          $ 0.55     $ 0.70     $ 1.71     $ 1.35     $ 0.93     $ 0.76
                                        ======     ======     ======     ======     ======     ======

Ratio/Supplemental Data:
    Total Return                        (21.43)%   (56.10)%    26.67%     46.33%     21.40%      8.89%
    Ratio of expenses to avg.
        net assets                       10.90%  *   6.07%      6.93%      7.24%      9.85%     12.42%
    Ratio of net investment loss
        to average net assets           (10.56)% *  (5.63)%    (6.61)%    (6.76)%    (8.95)%   (11.82)%
    Portfolio turnover                      74%        22%        91%         0%        48%       193%
    Net Assets, end of period (000's)   $1,783     $2,426     $6,185     $5,169     $3,903     $4,397

*    Annualized

    The accompanying notes are an integral part of the financial statements.

                             AMERITOR SECURITY TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2001
                                   (Unaudited)

Assets:
     Investments at value (Cost $214,524) (Note 1)                            $    214,524
     Receivable - securities sold                                                1,579,931
     Interest and dividend receivable                                                  479
     Prepaid expense                                                                 8,432
                                                                              ------------
          Total Assets                                                           1,803,366
                                                                              ------------

Liabilities:
     Accounts payable and accrued expenses                                          20,327
                                                                              ------------

Net Assets                                                                    $  1,783,039
                                                                              ============

Net assets consist of:
     Paid-in capital                                                          $  4,734,254
     Accumulated net investment loss                                               (99,703)
     Accumulated net realized losses from security transactions                 (2,851,512)
                                                                              ------------
                                                                              $  1,783,039
                                                                              ============

Net asset value, offering price and redemption price per share
     ($1,783,039 divided by 3,240,144 shares of no par value trust shares)    $       0.55
                                                                              ============

    The accompanying notes are an integral part of the financial statements.

                             AMERITOR SECURITY TRUST
                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 2001
                                   (Unaudited)

Investment Income:
     Dividends                                                         $      2,511
     Interest                                                                   754
                                                                       ------------
          Total Income                                                                      $      3,265
                                                                                            ------------

Expenses:
     Investment advisory fee (Note 2)                                         9,444
     Fund administrative fees (Note 2)                                       31,600
     Professional fees                                                       27,670
     Shareholder servicing and recordkeeping fee (Note 2)                    11,580
     Fund accounting fees                                                    10,673
     Insurance                                                                8,432
     Custodian fees                                                           2,784
     Trustees' fees and expenses (Note 2)                                       469
     Registration fees                                                          316
                                                                       ------------
          Total expenses                                                                         102,968
                                                                                            ------------

          Net investment loss                                                                    (99,703)
                                                                                            ------------

Realized and Unrealized Gain/(Loss) on Investments (Notes 1 and 4):
     Net realized loss from investment transactions                                           (2,419,698)
     Change in unrealized depreciation of investments                                          2,003,040
                                                                                            ------------
     Net loss on investments                                                                    (416,658)
                                                                                            ------------
     Net decrease in net assets resulting from operations                                   $   (516,361)
                                                                                            ============

    The accompanying notes are an integral part of the financial statements.

                                AMERITOR SECURITY
                                      TRUST

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2001
                                   (UNAUDITED)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Ameritor Security Fund, (the "FUND"), is registered under the Investment Company act of 1940, as amended, as a non-diversified, open-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     A. SECURITY VALUATION - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. INCOME TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and net capital gains, if any, after utilization of any capital loss carryforward, to shareholders and therefore no Federal income tax provision is required. Distributions from net realized gains, if any, are normally declared and paid annually. Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, post-October capital losses and net operating losses.

     C. INVESTMENT TRANSACTIONS - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

     D. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

     Under a Fund Accounting and Compliance Administration Agreement, AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $5,000 per month.

     Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

NOTE 3 - TRUST SHARES

     The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                       For the six Months Ended         For the year ended
                                           December 31, 2001               June 30, 2001
                                       -------------------------     -------------------------
                                         Shares         Amount         Shares         Amount
                                         ------         ------         ------         ------
     Shares sold ..................           -0-     $      -0-            874     $    1,324
     Shares issued through
     reinvestment .................           -0-            -0-        188,627        218,808
     Shares redeemed ..............      (202,554)      (126,859)      (354,318)      (408,573)
                                       ----------     ----------     ----------     ----------
     Net decrease .................      (202,554)    $ (126,859)      (164,817)    $ (188,441)
                                       ==========     ==========     ==========     ==========


     Shares outstanding:
     Beginning of period...........                    3,442,698                     3,607,515
                                                      ----------                    ----------
     End of period.................                    3,240,144                     3,442,698
                                                      ==========                    ==========

NOTE 4 - PURCHASE AND SALE OF SECURITIES

     During the six months ended  December 31, 2001  purchases and proceeds from
     sales  of   investment   securities   were   $1,212,252   and   $3,241,405,
     respectively.